Shareholder Report, Line Graph (Details) - USD ($)	Nov. 30, 2025	May 31, 2025	Nov. 30, 2024	May 31, 2024	Jan. 17, 2024
C000246166 [Member]
Account Value [Line Items]
Accumulated Value	$ 13,166	$ 11,683	$ 11,767	$ 10,951	$ 10,000
MSCI ACWI All Cap Index Net (USD) - ($14,390) [Member]
Account Value [Line Items]
Accumulated Value	$ 14,390	$ 12,511	$ 12,234	$ 11,081	$ 10,000